We present below the distribution of dividends and Interest on Equity made on December 31, 2021 and December 31, 2020 and 2019. (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Real		R$ 9,649,000		R$ 3,837,085		R$ 10,800,000
Interim Dividends I [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real		R$ 3,000,000	[1],[2]	R$ 512,085	[3]	R$ 1,010,000	[4],[5]
Interim Dividends I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		R$ 382.98	[1],[2]	R$ 65.43	[3]	R$ 128.97	[4],[5]
Interim Dividends I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		421.28	[1],[2]	71.97	[3]	R$ 141.86	[4],[5]
Interim Dividends I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		804.26	[1],[2]	137.39	[3]
Interim Dividends V I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		382.98	[1],[2]	65.43	[3]
Interim Dividends V I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		421.28	[1],[2]	71.97	[3]
Interim Dividends V I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 804.26	[1],[2]	R$ 137.39	[3]
Interest On Capital I I [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	[2],[6]	R$ 3,400,000
Interest On Capital I I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	R$ 434.04
Interest On Capital I I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	477.45
Interest On Capital I I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	911.49
Interest On Capita V [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	368.94
Interest On Capital V [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	405.83
Interest On Capital V [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[6]	R$ 774.77
Interim Dividends 6 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	[2],[7]	R$ 3,000,000
Interim Dividends 6 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	R$ 382.98
Interim Dividends 6 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	421.28
Interim Dividends 6 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	804.26
Interim Dividends 7 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	382.98
Interim Dividends 7 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	421.28
Interim Dividends 7 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[7]	R$ 804.26
Interest On Capital 8 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	[2],[8]	R$ 249,000
Interest On Capital 8 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	R$ 31.79
Interest On Capital 8 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	34.97
Interest On Capital 8 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	66.75
Interest On Capita 9 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	27.02
Interest On Capital 9 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	29.72
Interest On Capital 9 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[2],[8]	R$ 56.74
Interest On Capital 1 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real				R$ 890,000	[9]	R$ 1,000,000	[5],[10]
Interest On Capital 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				R$ 113.71	[9]	R$ 127.59	[5],[10]
Interest On Capital 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				125.08	[9]	140.34	[5],[10]
Interest On Capital 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				238.80	[9]	267.93	[5],[10]
Interest On Capital 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				96.65	[9]	108.45	[5],[10]
Interest On Capital 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				106.32	[9]	119.29	[5],[10]
Interest On Capital 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				R$ 202.97	[9]	R$ 227.74	[5],[10]
Interest On Capital 3 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real				R$ 770,000	[11]	R$ 1,000,000	[5],[12]
Interest On Capital 3 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				R$ 98.37	[11]	R$ 127.64	[5],[12]
Interest On Capital 3 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				108.21	[11]	140.40	[5],[12]
Interest On Capital 3 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				206.58	[11]	268.04	[5],[12]
Interest On Capital 4 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				83.62	[11]	127.64	[5],[12]
Interest On Capital 4 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				91.98	[11]	140.40	[5],[12]
Interest On Capital 4 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				R$ 175.61	[11]	R$ 268.04	[5],[12]
Interest On Capital 5 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real				R$ 1,000,000	[13]	R$ 1,000,000	[5],[14]
Interest On Capital 5 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				R$ 127.76	[13]	R$ 127.66	[5],[14]
Interest On Capital 5 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				140.54	[13]	140.43	[5],[14]
Interest On Capital 5 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				268.30	[13]	268.09	[5],[14]
Interest On Capita 10 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				108.59	[13]	108.51	[5],[14]
Interest On Capital 10 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				119.45	[13]	119.36	[5],[14]
Interest On Capital 10 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				R$ 228.04	[13]	R$ 227.87	[5],[14]
Interest On Capital 11 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real				R$ 665,000	[15]	R$ 6,790,000	[5],[16]
Interest On Capital 11 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				R$ 84.96	[15]	R$ 867.02	[5],[16]
Interest On Capital 11 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				93.45	[15]	953.72	[5],[16]
Interest On Capital 11 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				178.41	[15]	230.21	[4],[5]
Interest On Capita 12 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares				72.21	[15]	109.62	[4],[5]
Interest On Capital 12 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares				79.44	[15]	953.72	[5],[16]
Interest On Capital 12 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares				R$ 151.65	[15]	1,820.74	[5],[16]
Interest On Capital 14 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[4],[5]					270.83
Interest On Capital 21 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	[4],[5]					120.58
Interest On Capital 20 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	[5],[16]					1,820.74
Interest On Capita 20 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	[5],[16]					R$ 867.02

[1]	Resolved by the Board of Directors on April 27, 2021, paid on June 2, 2021, without any remuneration as monetary restatement.
[2]	Resolved by the Board of Directors on December 28, 2021, paid on February 3, 2022, without any remuneration as monetary restatement.
[3]	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any monetary restatement.
[4]	Resolved by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration as monetary restatement.
[5]	The amount of interest on equity and interim dividends were fully allocated to the mandatory minimum dividends distributed by the Bank for the year 2019.
[6]	Resolved by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any remuneration as monetary restatement.
[7]	Resolved by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any remuneration as monetary restatement.
[8]	They were fully imputed to the mandatory minimum dividends distributed by the Bank for the year 2021.
[9]	Resolved by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any remuneration as restatement.
[10]	Resolved by the Board of Directors on March 29, 2019, paid on May 28, 2019, without any remuneration as monetary restatement.
[11]	Resolved by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration on account of monetary restatement.
[12]	Resolved by the Board of Directors on June 28, 2019, paid on July 31, 2019, without any remuneration as monetary restatement.
[13]	Resolved by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration to monetary restatement title.
[14]	Resolved by the Board of Directors on September 30, 2019, paid on October 30, 2019, without any remuneration as monetary restatement.
[15]	Resolved by the Board of Directors on December 28, 2020, paid from February 1, 2021, without any remuneration by way of monetary restatement.
[16]	Resolved by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration as monetary restatement.